Page 1 of _____

                                                     SEC Registration Nos.
                                                      2-76510 and 811-3416

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

         Post-Effective Amendment No. 29
XX

                                  and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No. 29
XX


                             The Calvert Fund
            (Exact Name of Registrant as Specified in Charter)
        Calvert Income Fund and Calvert U.S. Government Fund Only

                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Address of Principal Executive Offices)

              Registrant's Telephone Number: (301) 951-4800

                        William M. Tartikoff, Esq.
                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Name and Address of Agent for Service)


It is proposed that this filing will become effective

      Immediately upon filing            XX  on January 31, 1996
pursuant to paragraph (b)                pursuant to paragraph (b)

      60 days after filing                   on (date)
pursuant to paragraph (a)                pursuant to paragraph (a)

of Rule 485.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest is being registered by this Registration Statement. On November 29, 1995, Registrant filed a Rule 24f-2 Notice for its fiscal year ended September 30, 1995 for Income and U.S. Government Funds, and on May 30, 1995 for Calvert Strategic Growth Fund for its fiscal year ended March 31, 1995.

                             The Calvert Fund
                     Form N-1A Cross Reference Sheet

Item number                         Prospectus Caption

        1.                                  Cover Page
        2.                                  Fund Expenses
        3.                                  Financial Highlights
                                            Total Return
        4.                                  Investment Objective and Policies
                                            Management of the Fund
        5.                                  Management of the Fund
        6.                                  Alternative Sales Options
                                            Management of the Fund
                                            Dividends, Capital Gains and Taxes
        7.                                  How to Buy Shares
                                            Net Asset Value
                                            Reduced Sales Charges
                                            When Your Account Will Be Credited
                                            Exchanges
        8.                                  Alternative Sales Options
                                            How to Sell Your Shares
        9.                                  *

                                            Statement of Additional
Information Caption

        10.                                 Cover Page
        11.                                 Table of Contents
        12.                                 General Information
        13.                                 Investment Objective and Policies
                                            Loans of Portfolio Securities
                                            Repurchase Agreements
                                            Investment Restrictions
        14.                                 Trustees and Officers
        15.                                 *
        16.                                 Investment Advisor and
                                              Investment Manager
                                            Transfer and Shareholder
                                              Servicing Agent
                                            Independent Accountants and
                                              Custodians
        17.                                 Portfolio Transactions
        18.                                 *
        19.                                 Valuation of Shares
                                            Purchase and Redemption of Shares
                                            Reduced Sales Charge
        20.                                 Dividends and Taxes
        21.                                 Method of Distribution
        22.                                 Calculation of Total Return
        23.                                 Financial Statements

*  Inapplicable or negative answer

                                                                      Part A


PROSPECTUS
January 31, 1996

THE CALVERT FUND
CALVERT INCOME FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814

INVESTMENT OBJECTIVE

Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.

The Fund offers two classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"); or (ii) Class C shares which impose neither a front-end sales charge nor a contingent deferred sales charge. Class C shares are not available through all dealers. Class C shares have a higher level of expenses than Class A shares, including higher Rule 12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details.

TO OPEN AN ACCOUNT

Call your broker, or complete and return the enclosed Account
Application. Minimum investment is $2,000.

ABOUT THIS PROSPECTUS

Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Fund's goals match your own. Keep this document for future reference.

A Statement of Additional Information for the Fund (dated January 31,
1996) has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID



FUND EXPENSES

A. Shareholder Transaction Costs    Class A          Class C

Maximum Sales Charge on Purchases   3.75%             None
(as a percentage of offering price)
Contingent Deferred Sales Charge    None              None

B. Annual Fund Operating Expenses - Fiscal Year 1995
(as a percentage of average net assets, after expense reimbursements or waivers)
Management Fees                      0.70%           0.70%
Rule 12b-1 Service
and Distribution Fees                0.15%           1.00%
All Other Expenses                   0.41%           1.67%
Total Fund Operating Expenses<F1>    1.26%           3.37%

<F1> Net Fund Operating Expenses after reduction for fees paid indirectly wer:  Class A 1.23% and class C 3.34.


C. Example:       You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return;(2) redemption at the end of each period; and (3) for Class A, payment of maximum initial sales charge at time of purchase:

                  1 Year           3 Years      5 Years      10 Years
Class A           $50              $76          $104         $184
Class C           $34              $104         $175         $366

The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

      A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of the Fund. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

     B. Annual Fund Operating Expenses. Management Fees are paid by the Fund to Calvert Asset Management Company, Inc. ("Investment Advisor") for managing the Fund's investments and business affairs. The Fund incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. If Management had not reimbursed or waived fees, the current Other Expenses and Total Fund Operating Expenses for Class C shares would have been 2.36% and 4.06%, respectively. Management Fees and Other Expenses have already been reflected in the Fund's share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information.

          The Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.



FINANCIAL HIGHLIGHTS

The following table provides information about the financial history of the Fund's Class A and C shares. It expresses the information in terms of a single share outstanding for the Fund throughout each period. The table has been audited by those independent accountants whose reports are included in the Annual Reports to Shareholders of the Fund. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.

                                               Class A Shares
                                               Year Ended
                                               September 30, 1995

Net asset value, beginning of period           $15.68

Income from investment operations
Net investment income                          1.11
Net realized and unrealized gain
(loss) on investments                          1.14
Total from investment operations               2.25

Distributions to shareholders
Dividends from net investment income           (1.11)
Distribution from capital gains                 --
Total Distributions                            (1.11)
Total increase (decrease) in
net asset value                                1.14

Net asset value, end of period                 $16.82

Total return<F4>                               14.90%

Ratio to average net assets:
Net investment income                          6.89%
Total expenses<F5>                             1.26%
Net expenses                                   1.23%
Expenses reimbursed and/or waived              --

Portfolio turnover                             135%

Net assets, end of period (in thousands)       $42,637

Number of shares outstanding
at end of year (in thousands)                  2,535

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                               Class A Shares
                                               Year Ended
                                               September 30, 1994

Net asset value, beginning of period           $18.41

Income from investment operations
Net investment income                          1.16
Net realized and unrealized gain
(loss) on investments                          (2.42)
Total from investment operations               (1.26)

Distributions to shareholders
Dividends from net investment income           (1.16)
Distribution from capital gains                (.31)
Total Distributions                            (1.47)
Total increase (decrease) in
net asset value                                (2.73)

Net asset value, end of period                 $15.68

Total return<F4>                               (6.94)%

Ratio to average net assets:
Net investment income                          6.86%
Total expenses<F5>                             --
Net expenses                                   1.07%
Expenses reimbursed and/or waived              --

Portfolio turnover                             34%

Net assets, end of period (in thousands)       $45,936

Number of shares outstanding
at end of period (in thousands)                2,929

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.


                                               Class A Shares
                                               Year Ended
                                               September 30, 1993

Net asset value, beginning of period           $17.50

Income from investment operations
Net investment income                           1.23
Net realized and unrealized gain
(loss) on investments                           .91
Total from investment operations                2.14

Distributions to shareholders
Dividends from net investment income           (1.23)
Distribution from capital gains                 --
Total Distributions                            (1.23)
Total increase (decrease) in
net asset value                                .91

Net asset value, end of period                 $18.41

Total return<F4>                               12.47%

Ratio to average net assets:
Net investment income                          6.93%
Total expenses<F5>                             --
Net expenses                                   1.00%
Expenses reimbursed and/or waived              --

Portfolio turnover                             25%

Net assets, end of period (in thousands)       $53,134

Number of shares outstanding
at end of period (in thousands)                2,886

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                              Class A Shares
                                              Year Ended
                                              September 30, 1992

Net asset value, beginning of period          $16.61

Income from investment operations
Net investment income                          1.28
Net realized and unrealized gain
(loss) on investments                          .89
Total from investment operations               2.17

Distributions to shareholders
Dividends from net investment income           (1.28)
Distribution from capital gains                --
Total Distributions                            (1.28)
Total increase (decrease) in
net asset value                                .89

Net asset value, end of period                 $17.50

Total return<F4>                               13.66%

Ratio to average net assets:
Net investment income                          7.59%
Total expenses<F5>                             --
Net expenses                                   1.04%
Expenses reimbursed and/or waived              --

Portfolio turnover                             18%

Net assets, end of period (in thousands)       $43,494

Number of shares outstanding
at end of period (in thousands)                2,486

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                               Class A Shares
                                               Year Ended
                                               September 30, 1991

Net asset value, beginning of period           $15.58

Income from investment operations
Net investment income                          1.31
Net realized and unrealized gain
(loss) on investments                          1.03
Total from investment operations               2.34

Distributions to shareholders
Dividends from net investment income          (1.31)
Distribution from capital gains               --
Total Distributions                           (1.31)
Total increase (decrease) in
net asset value                                1.03

Net asset value, end of period                 $16.61

Total return<F4>                               15.72%

Ratio to average net assets:
Net investment income                          8.22%
Total expenses<F5>                             --
Net expenses                                   1.08%
Expenses reimbursed and/or waived              --

Portfolio turnover                             27%

Net assets, end of period (in thousands)       $36,413

Number of shares outstanding
at end of period (in thousands)                2,193

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                               Class A Shares
                                               Year Ended
                                               September 30, 1990

Net asset value, beginning of period           $16.36

Income from investment operations
Net investment income                          1.36
Net realized and unrealized gain
(loss) on investments                          (.78)
Total from investment operations               .58

Distributions to shareholders
Dividends from net investment income           (1.36)
Distribution from capital gains                 --
Total Distributions                            (1.36)
Total increase (decrease) in
net asset value                                (.78)

Net asset value, end of period                 $15.58

Total return<F4>                               3.63%

Ratio to average net assets:
Net investment income                          8.42%
Total expenses<F5>                             --
Net expenses                                   1.05%
Expenses reimbursed and/or waived              --

Portfolio turnover                             5%

Net assets, end of period (in thousands)       $32,201

Number of shares outstanding
at end of period (in thousands)                2,066

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                               Class A Shares
                                               Year Ended
                                               September 30, 1989

Net asset value, beginning of period           $15.70

Income from investment operations
Net investment income                          1.36
Net realized and unrealized gain
(loss) on investments                          .71
Total from investment                          2.07

Distributions to shareholders
Dividends from net investment income           (1.41)
Distribution from capital gains                --
Total Distributions                            (1.41)
Total increase (decrease) in
net asset value                                .66

Net asset value, end of period                 $16.36

Total return<F4>                               13.48%

Ratio to average net assets:
Net investment income                          8.57%
Total expenses<F5>                             --
Net expenses                                   1.07%
Expenses reimbursed and/or waived              --

Portfolio turnover                             19%

Net assets, end of period (in thousands)       $22,969

Number of shares outstanding
at end of period (in thousands)                1,404

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                               Class A Shares
                                               Year Ended
                                               September 30, 1988

Net asset value, beginning of period           $15.29

Income from investment operations
Net investment income                          1.42
Net realized and unrealized gain
(loss) on investments                          .71
Total from investment operations               2.13

Distributions to shareholders
Dividends from net investment income           (1.42)
Distribution from capital gains                (.30)
Total Distributions                            (1.72)
Total increase (decrease) in
net asset value                                .41

Net asset value, end of period                 $15.70

Total return<F4>                               14.67%

Ratio to average net assets:
Net investment income                          9.07%
Total expenses<F5>                             --
Net expenses                                   .94%
Expenses reimbursed and/or waived              .25%

Portfolio turnover                             37%

Net assets, end of period (in thousands)       $20,375

Number of shares outstanding
at end of period (in thousands)                1,298

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                              Class A Shares
                                              Year Ended
                                              September 30, 1987

Net asset value, beginning of period          $17.04

Income from investment operations
Net investment income                         1.51
Net realized and unrealized gain
(loss) on investments                         (1.61)
Total from investment operations              (.10)

Distributions to shareholders
Dividends from net investment income          (1.47)
Distribution from capital gains               (.18)
Total Distributions                           (1.65)
Total increase (decrease) in
net asset value                               (1.75)

Net asset value, end of period                $15.29

Total return<F4>                              (.84)%

Ratio to average net assets:
Net investment income                          9.06%
Total expenses<F5>                             --
Net expenses                                   .85%
Expenses reimbursed and/or waived              .25%

Portfolio turnover                             42%

Net assets, end of period (in thousands)       $20,574

Number of shares outstanding
at end of period (in thousands)                1,345

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                              Class A Shares
                                              Year Ended
                                              September 30, 1986

Net asset value, beginning of period          $15.78

Income from investment operations
Net investment income                         1.57
Net realized and unrealized gain
(loss) on investments                         1.26
Total from investment operations              2.83

Distributions to shareholders
Dividends from net investment income          (1.57)
Distribution from capital gains               --
Total Distributions                           (1.57)
Total increase (decrease) in
net asset value                               1.26

Net asset value, end of period                $17.04

Total return<F4>                              18.38%

Ratio to average net assets:
Net investment income                          9.16%
Total expenses<F5>                             --
Net expenses                                   .85%
Expenses reimbursed and/or waived              .33%

Portfolio turnover                             23%

Net assets, end of period (in thousands)       $21,456

Number of shares outstanding
at end of period (in thousands)                1,259

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



                                               Class C Shares
                                               Year Ended
                                               September 30, 1995

Net asset value, beginning of period           $15.63

Income from investment operations
Net investment income                          .81
Net realized and unrealized gain
(loss) on investments                          1.09
Total from investment operations               1.90

Distributions to shareholders
Dividends from net investment income           (.97)
Distribution from capital gains                 --
Total Distributions                            (.97)
Total increase (decrease) in
net asset value                                 .93

Net asset value, end of period                 $16.56

Total return<F4>                               12.58%

Ratio to average net assets:
Net investment income                          4.71%
Total expenses<F5>                             3.37%
Net expenses                                   3.34%
Expenses reimbursed and/or waived              .69%

Portfolio turnover                             135%

Net assets, end of period (in thousands)       $766

Number of shares outstanding
at end of period (in thousands)                46

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




                                               Class C Shares
                                               From Inception
                                               (March 1, 1994) To
                                               September 30, 1994

Net asset value, beginning of period           $17.35

Income from investment operations
Net investment income                          .57
Net realized and unrealized gain
(loss) on investments                          (1.67)
Total from investment operations               (1.10)

Distributions to shareholders
Dividends from net investment income           (.62)
Distribution from capital gains                 --
Total Distributions                            (.62)
Total increase (decrease) in
net asset value                                (1.72)

Net asset value, end of period                 $15.63

Total return<F4>                               (5.47)%

Ratio to average net assets:
Net investment income                          5.62%(a)
Total expenses<F5>                             --
Net expenses                                   2.65%(a)
Expenses reimbursed and/or waived              7.29%(a)

Portfolio turnover                             34%

Net assets, end of period (in thousands)       $413

Number of shares outstanding
at end of period (in thousands)                26

<F4>Total return does not reflect  deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.
(a) Annualized



INVESTMENT OBJECTIVE AND POLICIES

Calvert Income Fund invests in a variety of fixed-income securities, 65% of which must be of investment grade quality.

Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, primarily through investment in investment grade bonds and other income-producing securities. The Fund is nondiversified. Debt securities may be long-term, intermediate-term, short-term, or any combination thereof, depending on the Advisor's evaluation of current and anticipated market patterns and trends.

Calvert Income Fund invests 80% of its assets in corporate obligations and other fixed-income securities. At least 65% of its net assets at the date of investment are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa), or by Standard and Poor's Corporation (AAA, AA, A, or BBB), or if not rated, are of comparable quality as determined by the Advisor. Though still investment grade, securities rated BBB/Baa possess certain speculative elements and are generally more susceptible to changing market conditions. All fixed income instruments are subject to interest-rate risk; that is, when market interest rates rise, the current principal value of a bond will decline.

The remaining 35% of the Fund's net assets may consist of other debt securities (see below) including bonds rated below BBB or Baa ("non-investment grade securities," commonly known as "junk bonds"). With lower rated bonds, there is a greater possibility that an adverse change in the financial condition of the issuer may affect its ability to pay principal and interest. In addition, to the extent the Fund holds any such bonds, it may be negatively affected by adverse economic developments, increased volatility or a lack of liquidity. See the Statement of Additional Information, "Non-Investment Grade Debt Securities," and bond ratings.

Calvert Income Fund may also purchase obligations issued or guaranteed as to principal by the U.S. Government or its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances of U.S. banks and their branches located outside of the U.S. and of U.S. branches of foreign banks, provided that the bank has total assets of at least one billion dollars or the equivalent in other currencies; commercial paper which at the date of investment is rated Prime-2 or better by Moody's, A-2 or better by Standard & Poor's, or, if not rated, is of comparable quality as determined by the Advisor; and any of the above securities subject to repurchase agreements with recognized securities dealers and banks. Up to 20% of the value of the Fund's net assets may consist of other debt securities (including securities convertible into or carrying warrants to purchase common stock or other equity securities) and income-producing preferred and common stocks.

GNMA Certificates

GNMA Certificates, or GNMAs, are mortgage-backed securities representing ownership of mortgage or construction loans that are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration or guaranteed by the Veterans Housing Administration. The GNMA may be secured by a single mortgage, such as a large multi-family housing development, or, more typically, by a "pool" or group of single-family housing mortgages.

Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMAs differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMAs are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA. Upon receipt, principal payments will be reinvested by the Fund in additional securities at the then prevailing interest rate. The amount of any premium that may be paid upon purchase of a GNMA is not guaranteed. The Advisor will attempt, through careful evaluation of available GNMA issues and prevailing market conditions, to invest in GNMAs which provide a high income return but are not subject to substantial risk of loss of principal. Accordingly, the Advisor may forgo the opportunity to invest in certain issues of GNMAs which would provide a high current income yield if the Advisor believes that such issues would be subject to a risk of prepayment or loss of principal over the long-term that would outweigh the short-term increment in yield.

Collateralized Mortgage Obligations

Collateralized mortgage obligations ("CMOs") are bonds which are the general obligations of the bond issuer. CMOs may be issued by governmental entities, such as the Federal Home Loan Mortgage
Corporation (FHLMC), and by non-governmental entities, such as banks and other mortgage lenders. CMOs generally are secured by collateral consisting of individual mortgages or a pool of mortgages. CMOs are not direct obligations of the Government.

FNMA and FHLMC Certificates

The Fund may invest in pass-through certificates issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Unlike GNMAs, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans.

Nondiversified

There may be risks associated with the Fund being nondiversified. Specificially, since a relatively high percentage of the assets of the Fund may be invested in the obligations of a limited number of issuers, the value of the shares of the Fund may be more susceptible to any single economic, political or regulatory event than the shares of a diversified fund would be.

Financial Futures, Options, and Other Investment Techniques

The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into currency exchange contracts, or swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund's portfolio to adjust the risk and return characteristics of the Fund's portfolio. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Fund's 15% restriction on illiquid securities. See the Statement of Additional Information for more detail about these strategies.

The Fund may enter into repurchase agreements and may purchase securities on a forward or when-issued basis.

In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back at a higher price. These transactions must be fully secured at all times, but they involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral.

Purchasing obligations for future delivery or on a "when-issued" basis may increase the Fund's overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The transactions are fully secured at all times.

Foreign Investments

The Fund may invest up to 20% of its assets in securities of foreign issuers, and hedge its foreign securities holdings against anticipated adverse moves in foreign currency exchange rates. The Fund may use either the spot (cash) markets, forward contracts, or currency financial futures and options transactions. It is impossible to forecast with precision the foreign currency values, and the Fund could incur a loss on such currency transactions if the market moves against the position it has taken. Securities of foreign issuers may offer greater potential for capital appreciation or income than the securities of domestic issuers and may involve investment risks that are greater than those inherent in the securities of domestic issuers. Such differences might possibly result from future political and economic developments, disparities in economic systems, and imposition of foreign governmental restrictions. There may also be less publicly available information about a foreign issuer than about a domestic issuer; foreign issuers are not generally subject to uniform auditing, accounting and reporting requirements comparable to those applicable to domestic issuers.

Other Policies

The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes. An explanation of this and the policies below is set forth in the Statement of Additional Information.

The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of $1 billion or more, but only if the value of the securities loaned from a Fund will not exceed one-third of the Fund's assets.

The Fund has adopted certain fundamental investment restrictions which are discussed in detail in the Statement of Additional Information. Unless specifically noted otherwise, the investment objective, policies and restrictions of the Fund are fundamental and may not be changed without shareholder approval.

Although U.S. Government-backed obligations in the Fund's portfolio may be guaranteed by the Government, the Fund's net asset value per share and yield are not guaranteed and will change in response to market conditions. There can be no assurance that the Fund will be successful in meeting its investment objective.

YIELD AND TOTAL RETURN

The Fund may advertise yield and total return for each class.

Yield measures the current investment performance for each class of the Fund, that is, the rate of income on its portfolio investments divided by the share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the maximum offering price per share on the last day of that period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds.

Both yield and total return are based on historical results and are not intended to indicate future performance.

Total return is calculated separately for each class. It includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of the class' dividends and capital gain distributions are reinvested. A cumulative total return reflects the class' performance over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of total return usually will include the effect of paying the front-end sales charge, in the case of Class A shares. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "overall return" do not reflect deduction of the sales charge. You should consider overall return figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.

MANAGEMENT OF THE FUND

The Trust's Board of Trustees supervises the Trust's activities and reviews its contracts with companies that provide it with services.

Calvert Income Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. The other series of the Fund are Calvert Strategic Growth Fund and Calvert U.S. Government Fund.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Fund you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

Portfolio Managers

Investment selections for the Fund are made by Stephen N. Van Order. Mr. Van Order joined Calvert Group in October 1992 as the head of the trading desk. He oversees the day-to-day investments and operations of the department and participates in setting market and portfolio strategy. Previously, Mr. Van Order was Director of Long Term Funding at Federal National Mortgage Association (Fannie Mae). In his former capacity, Mr. Van Order was responsible for Fannie Mae's long term borrowing programs, hedging programs and debt marketing program. He has managed the Fund since early 1995.

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.

Calvert Group, Ltd., parent of the Fund's investment advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1995, Calvert Group managed and administered assets in excess of $4.8 billion and more than 200,000 shareholder and depositor accounts.

Calvert Asset Management serves as Advisor to the Fund.

Calvert Asset Management Company, Inc. (the "Advisor") is the Fund's investment advisor. The Advisor provides the Fund with investment supervision and management; administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Fund and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Advisor has agreed to limit the Fund's expenses to the most restrictive state limitation in effect.

The Advisor receives a fee based on a percentage of the Fund's assets.

For its services during the fiscal year ended September 30, 1995, pursuant to the Investment Advisory Agreement, the Advisor was entitled to and did receive an investment advisory fee of 0.70% of the Fund's respective average daily net assets.

Calvert Distributors, Inc. serves as underwriter to market the Fund's shares.

Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Fund's transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE

Opening An Account

You can buy shares of the Fund in several ways which are described here and in the chart below.

An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which class you wish to purchase.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.

Alternative Sales Options

The Fund offers two classes of shares:

Class A Shares - Front End Load Option

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

Class C shares - Level Load Option

Class C shares are sold without a sales charge at the time of purchase or redemption.

Class C shares have higher expenses

The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to a maximum of 0.50% annually of the average daily net asset value of Class A. The Class C Distribution Plan provides for the payment of an annual distribution fee to CDI of up to 0.75%, plus a service fee of up to 0.25%, for a total of 1.00% of the average daily net assets attributable to their respective classes.

Considerations for deciding which class of shares to buy

Income distributions for Class A shares will probably be higher than those for Class C shares, as a result of the distribution expenses described above. (See also "Total Return.") You should consider Class A shares if you qualify for a reduced sales charge under Class A or if you plan to hold the shares for several years.

Class A Shares

Class A shares are offered at net asset value plus a front-end sales charge as follows:

Amount of                  As a % of        As a % of      Allowed to Dealers
Investment                 offering         net amount     as  a % of offering
                           price            invested       price

Less than $50,000          3.75%            3.90%           3.00%
$50,000 but less
than $100,000              3.00%            3.09%           2.25%
$100,000 but less
than $250,000              2.25%            2.30%           1.75%
$250,000 but less
than $500,000              1.75%            1.78%           1.25%
$500,000 but less
than $1,000,000            1.00%            1.01%           0.80%
$1,000,000 and over        0.00%            0.00%           0.25%*

*For new investments (new purchases but not exchanges) of $1 million or more a broker-dealer will have the choice of being paid a finder's fee by CDI in one of the following methods: (1) CDI may pay a broker-dealer, on a monthly basis for 12 months, an annual rate of 0.30%. Payments will be made monthly at the rate of 0.025% of the amount of the investment, less redemptions; or (2) CDI may pay a broker-dealer 0.25% of the amount of the purchase; however, CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Fund within thirteen months of the time of purchase.

Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

Class A Distribution Plan

The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan"), which provides for payments at a maximum annual rate of 0.50% of the average daily net asset value of the Fund's Class A shares to pay expenses associated with the distribution and servicing. Amounts paid by the Fund to CDI under the Class A Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the fiscal year ended September 30, 1995, Class A Distribution Plan expenses for the Fund were 0.15%.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

Class C Shares

Class C shares are not available through all dealers. Class C shares are offered at net asset value, without a front-end sales charge or a contingent deferred sales charge. Class C expenses are higher than those of Class A.

Class C Distribution Plan

The Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used by CDI to pay dealers and other selling firms quarterly compensation at an annual rate of up to 0.75%, plus a service fee, as described above under "Class A Distribution Plan," of up to 0.25%, of the average daily net asset value of each share sold by such others. For the fiscal year ended September 30, 1995, Class C Distribution Plan expenses were 1.00% for the Fund.

Arrangements with Broker-Dealers and Others

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Eligible marketing and distribution expenses may be paid pursuant to the Fund's Rule 12b-1 Distribution Plan.

Dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

HOW TO BUY SHARES
(BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING)

Method                         New Accounts
Additional Investments

By Mail                        $2,000 minimum
$250 minimum

                         Please make your check      Please make your check
                         payable to the Fund         payable to the Fund
                         and mail it with your       and mail it with your
                         application to:             investment slip to:

                         Calvert Group               Calvert Group
                         P.O. Box 419544             P.O. Box 419739
                         Kansas City, MO 64179-6542  Kansas City, MO 64105-6739

By Registered, Certified, or Overnight Mail:Calvert Group
                                            c/o NFDS, 6th Floor
                                            1004 Baltimore
                                            Kansas City, MO 64105-1807

Through Your Broker     $2,000 minimum              $250 minimum

At the Calvert          Visit the Calvert Branch Office to make investments by
Branch Office           check. See back cover page for location.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR BROKER, OR CALVERT GROUP AT
800-368-2745

By Exchange                    $2,000 minimum
$250 minimum
(From your account in another Calvert Group Fund)

When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire                   $2,000 minimum
$250 minimum

By Calvert Money               Not Available for
$50 minimum
Controller*                    Initial Investment

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

Net asset value per share ("NAV)" refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAVs of each class will vary daily based on the market values of the Fund's investments.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Trustees believes accurately reflects fair value.

The NAV for the Fund is calculated at the close of the Fund's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share).

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

Your purchase will be processed at the next offering price based on the next net asset value calculated after your order is received and accepted. If your purchase is received by 4:00 p.m. Eastern time, your account will be credited on the day of receipt. If your purchase is received after 4:00 p.m. Eastern time, it will be credited the next business day. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check does not clear, your purchase will be cancelled and you will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, the Fund can hold payment on the proceeds of redemptions against those funds until it is reasonably satisfied that the purchase is collected (normally 10 business days). To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee.

Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES

You may exchange shares of the Fund for shares of other Calvert Group
Funds.

If your investment goals change, the Calvert Group Family of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. However, to protect a Fund's performance and to minimize costs, Calvert Group discourages frequent exchanges and may prohibit additional purchases of Fund shares by persons engaged in too many short-term trades. Before you make an exchange from a Fund or Portfolio, please note the following:

         Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

         Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

         Shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions may be exchanged into another Fund at no additional charge.

         Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Portfolio during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of the Fund, and does not apply to trades solely among money market funds.

For purposes of the exchange privilege, effective July 31, 1996, the Fund is related to Summit Cash Reserves Fund by investment and investor services. The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour yield and prices

Calvert Group has a round-the-clock telephone service that lets existing customers use a push button phone to obtain prices, performance information, account balances, and authorize certain transactions.

Calvert Money Controller

Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call. Allow one or two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.

You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. Share purchases made through Calvert Money Controller will be subject to the applicable sales charge. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert Group account, call your broker or Calvert Group for a Money Controller Application.

Telephone Transactions

Calvert may record all telephone calls.

If you have telephone transaction privileges, you may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services

Complete the account application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings

Householding reduces Fund expenses and saves paper and trees for the environment.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Fund through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

Tax-Saving Retirement Plans

Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the chart on page _____. Also, reduced sales charges may apply. See "Exhibit A - Reduced Sales Charges."

         Individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

         Qualified Profit-Sharing and Money-Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, or to corporations and their employees.

         Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations. Salary reduction pension plans (SAR-SEP IRAs) are also available to employers with 25 or fewer employees.

         403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

SELLING YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See the chart below for specific requirements necessary to make sure your redemption request is acceptable. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember

To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Minimum account balance is $1,000.

Please maintain a balance in your account of at least $1,000, per class. If, due to redemptions, the account falls below $1,000, or you fail to invest at least $1,000, your account may be closed and the proceeds mailed to you at the address of record. You will be given notice that your account will be closed after 30 days unless you make an additional investment to increase your account balance to the $1,000 minimum.

HOW TO SELL YOUR SHARES

By Mail To:
Calvert Group
P.O. Box 419544
Kansas City, MO
64179-6544

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Type of Registration               Requirements

Corporations, Associations         Letter of  instruction and a  corporate
                                   resolution, signed by person(s)
                                   authorized to act on the account,
                                   accompanied by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last
                                   60 days.)

By Telephone

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to an address or bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone
Transactions" on page ___.

Calvert Money Controller

Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money
Controller. All requests must be received by 4:00 p.m. (Eastern time). Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) regular checks for a fixed amount sent to you on the 15th of each month simply by sending a letter with all the information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature-guaranteed.

Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each year, the Fund distributes substantially all of its net investment income and capital gains to shareholders.

Dividends from the Fund's net investment income are declared and paid on a monthly basis. Net investment income consists of the interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of the Fund's net short-term capital gains (treated as dividends for tax purposes) and its net long-term capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are generally anticipated to be higher for Class A shares.

Dividend and Distribution Payment Options.

Dividends and any distributions are automatically reinvested in the same Portfolio at net asset value (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions may be automatically invested in an identically registered account with the same account number in any other Calvert Group Fund at net asset value. If reinvested in the same Fund account, new shares will be purchased at net asset value on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing prior to the record date to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

"Buying a Dividend"

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and capital gain distributions paid to you by the Fund during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the three months prior are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares.

You may realize a capital gain or loss when you sell or exchange shares.

If you sell or exchange your Fund shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the date of and proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires the Fund to withhold 31% of your dividends and certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

EXHIBIT A

REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation. The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent. If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the Statement of Additional Information.

Group Purchases. If you are a member of a qualified group, you may purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and (iii) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers, and must seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

Retirement Plans Under Section 457, Section 403(b)(7), or Section
401(k). There is no sales charge on shares purchased for the benefit of a retirement plan under Section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under Section 403(b)(7) of the Code if, at the time of purchase, Calvert Group has been notified in writing that the 403(b)(7) plan has at least 200 eligible employees.
Furthermore, there is no sales charge on shares purchased for the benefit of a retirement plan qualifying under Seciton 401(k) of the Code if, at the time of such purchase, the 401(k) plan administrator has notified Calvert Group in writing that a) its 401(k) plan has at least 200 eligible employees; or b) the cost or current value of shares the plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances. There is no sales charge on shares of any fund
(portfolio or series) of the Calvert Group of Funds sold to (i) current and retired members of the Board of Trustees/Directors of the Calvert
Group of Funds, (and the Advisory Council of the Calvert Social
Investment Fund); (ii) directors, officers and employees of the Advisor, Distributor, and their affiliated companies; (iii) directors, officers and registered representatives of brokers distributing the Fund's shares; and immediate family members of persons listed in (i), (ii), and
(iii), above; (iv) dealers, brokers, or registered investment advisors that have entered into an agreement with CDI providing specifically for the use of shares of the Fund (Portfolio or Series) in particular investment programs or products (where such program or product already has a fee charged therein) made available to the clients of such dealer, broker, or registered investment advisor; (v) trust departments of banks or savings institutions for trust clients of such bank or savings institution; and (vi) purchases placed through a broker maintaining an omnibus account with the Fund (Portfolio or Series) and the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in Section 401(a) or Section 403(b) of the I.R.C., and "rabbi trusts."

Established Accounts. Shares of Calvert Income Fund may be sold at net asset value to accounts opened on or before January 12, 1987.

Dividends and Capital Gain Distributions from other Calvert Group Funds. You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases made at net asset value ("NAV"). Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.

Reinstatement Privilege. If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.




To Open an Account:
Prospectus
     800-368-2748
January 31, 1996

Yields and Prices:
Calvert Information Network
THE CALVERT FUND
24 hours, 7 days a week
CALVERT INCOME FUND
     800-368-2745

Service for Existing Account:
     Shareholders        800-368-2745
     Brokers             800-368-2746

TDD for Hearing-Impaired:
                         800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Calvert Group Web-Site
Address:  http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814



Table of Contents

Fund Expenses
Financial Highlights
Investment Objective and Policies
Yield and Total Return
Management of the Fund
SHAREHOLDER GUIDE:
Alternative Sales Options
How to Buy Shares
Net Asset Value
When Your Account Will Be Credited
Exchanges
Other Calvert Group Services
Selling Your Shares
How to Sell Your Shares
Dividends, Capital Gains and Taxes
Exhibit A - Reduced Sales Charges

                                                                  Part B


                             The Calvert Fund
                           Calvert Income Fund

                   Statement of Additional Information
                             January 31, 1996


INVESTMENT ADVISOR                                             TRANSFER AGENT
Calvert Asset Management Company, Inc.     Calvert Shareholder Services, Inc.
4550 Montgomery Avenue                                 4550 Montgomery Avenue
Suite 1000N                                                       Suite 1000N
Bethesda, Maryland 20814                             Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS                                 PRINCIPAL UNDERWRITER
Coopers & Lybrand, L.L.P.                          Calvert Distributors, Inc.
217 Redwood Street                                     4550 Montgomery Avenue
Baltimore, Maryland 21202-3316                                    Suite 1000N
                                                     Bethesda, Maryland 20814


----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
                        TABLE OF CONTENTS
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
                  Investment Objectives and Policies       1
----------------------------------------------------
                  Investment Restrictions                  9
                  Dividends and Taxes                     10
                  Calculation  of  Yield  and  Total
                  Return                                  12
                  Net Asset Value                         13
                  Purchase and Redemption of Shares       14
                  Reduced Sales Charges (Class A)         14
                  Advertising                             14
                  Trustees and Officers                   15
                  Investment Advisor                      17
                  Method of Distribution                  17
                  Transfer      and      Shareholder
                  Servicing Agent                         19
                  Portfolio Transactions                  19
                  Independent     Accountants    and
                  Custodians                              20
                  General Information                     20
                  Financial Statements                    21
                  Appendix                                22



STATEMENT OF ADDITIONAL INFORMATION-January 31, 1996

                             THE CALVERT FUND
                           Calvert Income Fund
             4550 Montgomery Avenue, Bethesda, Maryland 20814

--------------------------------------------------------------------------
              New Account      (800) 368-2748  Shareholder   (800) 368-2745
--------------------------------------------------------------------------
              Information:(301) 951-4820       Services:     (301) 951-4810
              Broker           (800) 368-2746  TDD for  the Hearing-
==========================================================================
              Services:        (301) 951-4850  Impaired:     (800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated January 31, 1996, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

==========================================================================
                    INVESTMENT OBJECTIVES AND POLICIES
==========================================================================

         As described int he Prospectus, Calvert Income Fund seeks to maximize long-term income to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities of investment grade quality. The Fund may invest in debt securities backed by the full faith and credit of the U.S. Government, such as Government National Mortgage Association ("GNMA") certificates, and may also invest in other debt securities such as collateralized mortgage obligations. There can be, of course, no assurance that the Fund will be successful in meeting its investment objective.

Collateralized Mortgage Obligations
         The Fund may, in pursuit of its investment objectives, invest in collateralized mortgage obligations. Collateralized mortgage obligations ("CMOs") are fully-collateralized bonds which are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. Government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMOs. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool or mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Thus there should be sufficient collateral to secure the CMOs that remain outstanding even if the issuer does not supply additional collateral.
         FHLMC has introduced a CMO which is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

U.S. Government-Backed Obligations
         The Fund may, in pursuit of its investment objective, invest in Ginnie Maes, Fannie Maes, Freddie Macs, U.S. Treasury obligations, and other U.S. Government-backed obligations.
         Ginnie Maes. Ginnie Maes, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.
         Fannie Maes and Freddie Macs. Fannie Maes and Freddie Macs are issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), respectively. Unlike GNMA certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.
         U.S. Treasury Obligations. Direct obligations of the United States Treasury are backed by the full faith and credit of the United
States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of:
U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years ) and U.S. Treasury bonds (generally having maturities greater than ten years).
         Other U.S. Government Obligations. The Fund may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Repurchase Agreements
         The Fund may, in pursuit of its investment objectives, purchase securities subject to repurchase agreements. Repurchase agreements are transactions in which a person purchases a security and simultaneously commits to resell that security to the seller at a mutually agreed upon time and price. The seller's obligation is secured by the underlying security. The repurchase price reflects the initial purchase price plus an agreed upon market rate of interest. While an underlying security may bear a maturity in excess of one year, the term of the repurchase agreement is always less than one year. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Fund's assets. Repurchase agreements are short-term money market investments, designed to generate current income.
         The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor.
         The Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due to the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

Non-Investment Grade Debt Securities
         The Fund may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's), subject to the Fund's investment policy, which provides that the Fund may not invest more than 35% of its assets in securities rated below BBB or Baa by either rating service, or in unrated securities determined by the Advisors to be comparable to securities rated below BBB or Baa by either rating service. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
         The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Options and Futures Contracts
         Covered Options. The Fund may, in pursuit of its investment objectives, engage in the writing of covered call options in standard contracts traded on national securities exchanges or quoted on NASDAQ, provided that: (1) the Fund continues to own the securities covering each call option until the call option has been exercised or until the Fund has purchased a closing call to offset its obligation to deliver securities pursuant to the call option it had written; and (2) the market value of all securities covering call options in the Fund does not exceed 35% of the market value of the Fund's net assets. and secured put options against U.S. Government-backed obligations and in a variety of other investment techniques seeking to hedge against changes in the general level of interest rates, including the purchase of put and call options on debt securities and the purchase and sale of interest rate futures contracts and options on such futures. The Fund will not engage in such transactions for the purpose of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. Calvert Income Fund anticipates that the market value of securities covering call options will not exceed 5% of assets during the coming year.
         Covered Options on Debt Securities. The Fund may write "covered options" on debt securities in standard contracts traded on national securities exchanges and in the over-the-counter market. At present, exchange-traded options are available only on U.S. Treasury bills, notes and bonds. The Fund will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.
         The Fund may write only "covered options." This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain with a securities depository U.S. Treasury obligations with a market value equal to or greater than the exercise price of the option.
         The Fund will not engage in options or futures transactions unless it receives appropriate regulatory approvals permitting the Fund to engage in such transactions. The Fund observes the following operating policy, which may be changed without the approval of a majority of the outstanding shares: The Fund will not invest in options and futures contracts if as a result more than 5% of its assets would be so invested or if the aggregate market value of the futures contracts it holds would exceed 30% of the market value of its total assets.
         Characteristics of Covered Options. When a Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
         When the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
         The Fund purchases securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund.
         The Fund will purchase a put or call option only when engaging in a "closing purchase transaction"- that is, the purchase of a put or call option on the same security with the same exercise price and expiration date as a covered put or call option the Fund has previously written. Of course, there is no assurance that the Fund will be able to secure a favorable price in effecting such a transaction, and circumstances might require that it hold a security it otherwise might have sold.
         The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
         Expiration of a put or call option or entry into a closing purchase transaction will result in a short-term capital gain, unless the cost of a closing purchase transaction exceeds the premium the Fund received when it initially wrote the option, in which case a short-term capital loss will result. If the purchaser exercises a put or call option, the Fund will realize a gain or loss from the sale of the security acquired or sold pursuant to the option, and in determining the gain or loss the premium will be included in the proceeds of sale. To preserve the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Fund's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of the Fund's annual gross income.
         Risks Related to Options Transactions. The Fund can close out its positions in exchange traded options only on an exchange which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. Exchange markets in options on U.S. Government securities are relatively new and it is difficult to accurately predict the extent of trading interest that may develop with respect to such options. This might prevent a Fund from closing an options position, which could impair the Fund's ability to hedge its portfolio effectively. Also, a Fund's inability to close out a call position may have an adverse effect on its liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.
         The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.
         Interest  Rate  Futures  Transactions.  A change  in the  general level of interest rates will affect the market value of debt securities in a Fund's portfolio. The Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates in accordance with the strategies described below. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon purchasing or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its position becomes more valuable.
         Futures contracts have been designed by boards of trade which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that the Fund invest in futures only for hedging purposes and that the Fund commit no more than 5% of the fair market value of its assets to commodity interest trading. Futures contracts trade on contract markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills, and three-month domestic bank certificates of deposit.
         The purchase and sale of futures contracts is for the purpose of hedging the Fund's holdings of long-term debt securities. Futures contracts based on U.S. Government securities and GNMA Certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the Fund's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if a Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated risk in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk it might be possible to accomplish the same result easily and quickly.
         Options on Futures Contracts. The Fund may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options which it purchases. In connection with such options which it writes, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.
         Purchase of Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund's portfolio of debt securities against the risk of declining prices.
         Purchase of Call Options on Futures Contracts. The purchase of call options on futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a futures contract and is used to protect against a market advance when the Fund is not fully invested.
         Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the debt securities which are deliverable upon exercise of the futures contracts. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of debt securities.
         Writing Put Options on Futures Contracts. The writing of put options on futures contracts is analogous to the purchase of futures contracts. If an option is exercised, the net cost to the Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the cash market.
         Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. The success of a hedging strategy depends on the Advisor's ability to predict the direction of interest rates and other economic factors. Correlation is imperfect between movements in the prices of futures or options contracts and movements in prices of the securities which are the subject of the hedge. Thus, the price of the futures contract or option may move more than or less than the price of the securities being hedged. If a Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice versa), the Fund may suffer a greater loss than if it had not hedged. However, the value of a diversified portfolio such as a Fund's will tend to move in the direction of the market generally.
         A Fund can close out its futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund's ability to hedge effectively. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. To partially or completely offset losses on futures contracts, the Fund will normally hold the securities against which the futures positions were taken until the futures positions can be closed out, so that the Fund receives the gain (if any) from the portfolio securities. This might have an adverse effect on the Fund's overall liquidity.
         Options on futures transactions bear several risks apart from those inherent in options transactions generally. A Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its position. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

Restricted Securities
         Calvert Income Fund may invest in restricted (privately placed) securities and other securities which are not readily marketable. Such securities may offer greater potential for capital appreciation or income than non-restricted securities. The Fund may not invest in such securities if, at the time of acquisition, such investment would cause the total percentage of restricted or non-readily marketable securities in the Fund to exceed 10% of its total assets.
         Restricted securities may be sold only in privately negotiated transactions, in a public offering for which a registration statement is in effect under the Securities Act of 1933 (the "Act") or, where applicable, pursuant to Rule 144A of the Act. If registration is required to effect sales of the security the Fund may be obligated to bear all or part of the registration expenses and wait until the appropriate registration statement becomes effective before it makes the sale. If adverse market conditions develop during such a period, the Fund may not be able to obtain as favorable a price as that prevailing when it decided to sell. The Fund's investments in restricted securities are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees. In determining fair value, the market price of comparable securities, if any, the book value per share, and other intrinsic financial information regarding the issuer and the securities will be taken into consideration. If, as a result of the appreciation in value of restricted securities or the depreciation in value of unrestricted securities, either Fund's proportion of such assets should exceed 10% of the value of its assets, the Board will take appropriate steps to protect liquidity.

Loans of Portfolio Securities
         The Fund may lend the securities from its portfolio to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills, the amount of collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice, at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities. The Fund may make loans of its securities only if the value of the securities loaned from the Fund will not exceed one-third of the Fund's assets.
         The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuer on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their deliveries of such securities. As with any extension of credit there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on such terms as the Advisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Fund; any gain or loss in the market value of the security during the loan period will inure to the Fund. The Fund may pay reasonable custodial fees in connection with the loan.

International Money Market Instruments
         Calvert Income Fund may, in pursuit of its investment objective, invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. Such obligations are not insured by the Federal Deposit Insurance Corporation. Foreign and domestic bank reserve requirements may differ. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidences of ownership of portfolio securities may be held outside of the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas.
         The obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may be general obligations of the parent bank in addition to being obligations of the issuing branch, or may be limited to being an obligation of the issuing branch by the terms of the specific obligation or by government action or regulation. Obligations which are limited to being obligations of the issuing branch may involve greater risks than obligations which are generally obligations of the parent bank in addition to being obligations of the issuing branch.
         The Fund will carefully consider these factors in making such investments and will invest no more than 25% of the value of its assets in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks.

Corporate Bond Ratings:
Description of Moody's  Investors  Service  Inc.'s/Standard  & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
         C/C: This rating is only for income bonds on which no interest is being paid.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings:
         MOODY'S INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5)
amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

         STANDARD & POOR'S CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

==========================================================================
                         INVESTMENT RESTRICTIONS
==========================================================================

         The Fund has adopted the following investment restrictions and fundamental policies. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. Shares have equal rights as to voting, except that only shares of a series are entitled to vote on matters, such as changes in investment objective, policies or restrictions, affecting only that series.

         The Fund may not:

         (1) With respect to 75% of the Funds assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

         (2) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.

         (3) With respect to 75% of the Fund's assets, purchase more than 10% of the outstanding voting securities of any issuer. In addition, all series of the Calvert Fund may not together purchase more than 10% of the outstanding voting securities of any issuer.

         (4) Make loans (other than loans of its portfolio securities, loans through the purchase of money market instruments and repurchase agreements, or loans through the purchase of goods, debentures or other debt securities of the types commonly offered privately and purchased by financial institutions). The purchase of a portion of an issue of publicly distributed debt obligations shall not constitute the making of loans.

         (5)      Underwrite the securities of other issuers.

         (6) Purchase from or sell to any of the Funds Officers or Trustees, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund.

         (7) Issue senior securities or borrow money except from banks as a temporary measure for extraordinary or emergency purposes and then only in an amount up to 10% of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. The writing of covered call options is not considered issuing a senior security. In order to secure any such borrowing under this section, the Fund may pledge, mortgage or hypothecate its assets and then in an amount not greater than 15% of the value of its total assets. The Fund will not borrow for leverage purposes and investment securities will not be purchased while any borrowings are outstanding.

         (8) Purchase or retain the securities of any issuer if any Officer or Trustee of the Fund or its Investment Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer or if together such individuals own more than 5% of the securities of such issuer.

         (9)      Invest  in  interests  in oil,  gas,  or other  mineral,
exploration   or   development   programs,   although  it  may  invest  in
securities of issuers which invest in or sponsor such programs.

         (10) Purchase the securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets, or in connection with a trustee's/director's deferred compensation plan, as long as there is no duplication of advisory fees.

         (11) Purchase the securities of companies which have a record of less than three years' continuous operation if, as a result, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

         (12) Purchase or sell physical commodities except that it may enter into futures contracts and options thereon.

         (13) Invest in real estate, although it may invest in securities which are secured by real estate or real estate mortgages and may invest in the securities of issuers which invest or deal in real estate or real estate mortgages.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

         (1) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bonafide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value.

         (2) Invest in puts, calls, straddles, spread, or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information, as each may from time to time be amended.

         (3) Effect short sales or securities, except if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.

         (4) Purchase securities on margin, except (1) for use of short-term credit necessary for clearance of purchases and sales of portfolio securities and (2) it may make margin deposits in connection with futures contracts or options on futures or other permissible investments.

         (5)      Invest   more   than   35%  of   its   net   assets   in
non-investment grade debt securities.

         (6) Invest more than 20% of its assets in the securities of foreign issuers.

         (7) Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after and results from an acquisition of securities or utilization of assets.

==========================================================================
                           DIVIDENDS AND TAXES
==========================================================================

         The Fund declares and pay dividends from net investment income on a monthly basis. Net investment income consists of the interest income earned (adjusted for amortization of original issue or market discounts or premiums) and dividends declared and paid on investments, less expenses. Distributions of net capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not intend to make any such distributions from securities profits unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes.
         Under the backup withholding provisions of the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to withhold 31% of any dividends and capital gains distributions, and 31% of each redemption transaction, if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Fund is required under the broker reporting provisions of the Tax Equity and Fiscal Responsibility Act of 1982 to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain  shareholders  are,  however,   exempt  from  the  backup
withholding and broker reporting requirements. Exempt shareholders include corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under Section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
         Dividends and distributions are automatically reinvested at net asset value in additional shares. Shareholders may elect to have their dividends and distributions paid out in cash, or invested at net asset value in another Calvert Group Fund.
         Distributions from realized net short-term capital gains, as well as dividends from net investment income, are currently taxable to shareholders as ordinary income.
         Net long-term capital gains distributions, if any, will generally be includable as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long-term or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.
         Dividends and distributions are taxable regardless of whether they are reinvested in additional shares of a Fund or not. A shareholder may also be subject to state and local taxes on dividends and distributions from the Fund. The Fund will notify shareholders each January as to the federal tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous fiscal year.

Nondiversified Status
         The Fund is a "nondiversified" investment company under the Investment Act of 1940 (the "Act"), which means the Fund is not limited by the Act in the proportion of its assets that may be invested in the securities of a single issuer. A nondiversified fund may invest in a smaller number of issuers than a diversified fund. Thus, an investment in the Fund may, under certain circumstances, present greater risk of loss to an investor than an investment in a diversified fund. However, the Fund intends to conduct its operations so as to qualify to be taxed as a "regulated investment company" for purposes of the Code, which will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. To qualify for this Subchapter M tax treatment, the Fund will limit its investments to satisfy the Code diversification requirements so that, at the close of each quarter of the taxable year, (i) not more than 25% of the fund's assets will be invested in the securities of a single issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, and (ii) with respect to 50% of its assets, not more than 5% of its assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Investments in United States Government securities are not subject to these limitations; while securities issued or guaranteed by foreign governments are subject to the above tests in the same manner as the securities of non-governmental issuers. The Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

==========================================================================
                  CALCULATION OF YIELD AND TOTAL RETURN
==========================================================================

Yield
         The Fund may advertise its "yield" from time to time. Yield quotations are calculated separately for each class, are historical, and are not intended to indicate future performance. "Yield" quotations for each class refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares for that class which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Fund's yield by class is computed according to the following formula:

                           Yield = 2[(+1)6 - 1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Fund's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares of that class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.
         Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Fund's performance in meeting its investment objective.


                                            Yield
                                            30 Day Period Ended
              Class of Shares               September 30, 1995

              Class A Shares                5.56%
              Class C Shares                4.93%

Total Return
         The Fund may also advertise "total return." Total return is calculated separately for each class. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge for Class A shares, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

                             P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000 (less the maximum sales charge imposed during the period calculated); T = total return; n = number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Fund's maximum sales charge, except quotations of "overall return" which do not deduct the sales charge, and "actual return" which reflect deduction of sales charge only for those periods when a sales charge was actually imposed. Thus, in the above formula, for overall return, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for actual return, P = a hypothetical initial payment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Overall return should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.
         Return for the Funds' shares for the periods ended September 30, 1995 are as follows:

                 Class A Shares      Class A Shares Average    Class C Shares
                 Overall Return      Annual Return             Average Annual
                                                               Return
==========================================================================
One year         14.90%               10.59%                    12.58%
Five years       9.62%                8.78%                     N/A
Ten years        9.65%                9.23%                     N/A
Class C Shares
From Inception   N/A                  N/A                       3.35%
(March 1, 1994)

==========================================================================
                             NET ASSET VALUE
==========================================================================

         The net asset value per share of the Fund, the price at which shares are redeemed, is determined every business day as of 4:00 p.m., Eastern time, and at such other times as may be appropriate or necessary. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
         The Fund's net asset value per share is computed separately for each class by dividing the value of its total assets, less its liabilities, by the total number of shares outstanding. Portfolio securities are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days are valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available are fairly valued by the Advisor in good faith under the supervision of the Board of Trustees.

==========================================================================
                    PURCHASE AND REDEMPTION OF SHARES
==========================================================================

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares.
         Amounts redeemed by check redemption may be mailed to the investor without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire without charge by the Fund to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
         Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
         Existing shareholders who at any time desire to arrange for the telephone redemption procedure, or to change instructions already given, must send a written notice either to the broker through which the shares were purchased or to the Fund with a voided check from the bank account to receive the redemption proceeds. New wiring instructions may be accompanied by a voided check in lieu of a signature guarantee. Further documentation may be required from corporations, fiduciaries, pension plans, and institutional investors.
         The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of the written or telephone redemption request. If the investor so instructs in the redemption request, the check will be mailed or the redemption proceeds wired to a predesignated account at the investor's bank. Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, or as allowed by law.
         The right of redemption of Fund shares may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day but in no event later than seven days after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.

==========================================================================
                     REDUCED SALES CHARGES (CLASS A)
==========================================================================

         The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. See "Exhibit A
- Reduced Sales Charges" in the Prospectus.

==========================================================================
                               ADVERTISING
==========================================================================

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

==========================================================================
                          TRUSTEES AND OFFICERS
==========================================================================

         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania,
a  non-profit   corporation  which  provides  family  planning   services,
nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. Age:
47. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Abrams, Blatz, Gran, Hendricks & Reina, P.A. Age: 59.
Address: 900 Oak Tree Road, South Plainfield, New Jersey 07080.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. Age: 46. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.
         <F1> CHARLES E. DIEHL,  Trustee.  Mr.  Diehl is Vice  President  and
Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia  Mutual Life  Insurance  Company.  Age: 73.  Address:
1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. Age: 47. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is a principal of Gavian De Vaux Associates, an investment banking firm. He was formerly President of Corporate Finance of Washington, Inc. Age: 63. Address:
1953 Gallows Road, Suite 130, Vienna, Virginia 22201.
         JOHN G.  GUFFEY,  JR.,  Trustee.  Mr.  Guffey is  chairman of the
Calvert  Social  Investment   Foundation,   organizing   director  of  the
Community Capital Bank in Brooklyn,  New York, and a financial  consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director
of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the
Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Age: 47. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a Director of Acacia Federal Savings Bank. Age: 58. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         <F1> DAVID  R.  ROCHAT,  Senior  Vice  President  and  Trustee.  Mr.
Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. Age: 58. Address: Box 93, Chelsea, Vermont 05038.
         <F1>   D.   WAYNE   SILBY,   Esq.,   Trustee.   Mr.   Silby   is   a
trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert
Social  Venture  Partners  ("CSVP").   CSVP  is  a  venture  capital  firm
investing in socially  responsible small companies.  He is also a Director of Acacia Mutual Life Insurance Company. Age: 47. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         <F1> CLIFTON S. SORRELL,  JR.,  President and Trustee.  Mr.  Sorrell
serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its
affiliated  companies.   He  is  a  director  of  Calvert-Sloan  Advisers,
L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Age: 54.
         <F1> RENO J. MARTINI,  Senior Vice President.  Mr. Martini is Senior
Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. Age: 46.
         <F1> RONALD M.  WOLFSHEIMER,  CPA,  Treasurer.  Mr.  Wolfsheimer  is
Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. Age: 43.
         <F1> WILLIAM  M.  TARTIKOFF,  Esq.,  Vice  President  and  Assistant
Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of
Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. Age:
48.
         <F1> EVELYNE  S.  STEWARD,  Vice  President.  Ms.  Steward is Senior
Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio. Age: 43.
         <F1> DANIEL K. HAYES,  Vice  President.  Mr. Hayes is Vice President
of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. Age: 45.
         <F1> SUSAN WALKER BENDER, Esq.,  Assistant Secretary.  Ms. Bender is
Associate  General  Counsel of Calvert Group,  Ltd. and an officer of each of its  subsidiaries  and  Calvert-Sloan  Advisers,  L.L.C. She is also an officer of each of the other  investment  companies  in the Calvert  Group of Funds. Age: 37.
         <F1>  BETH-ANN  ROTH,  Esq.,  Assistant   Secretary.   Ms.  Roth  is
Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Age: 41.

         Each of the above directors/trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey, Silby and Sorrell are among the trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl, Pugh and Sorrell are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey, Silby and Sorrell are among the directors, and Calvert New World Fund, Inc., of which only Messrs. Sorrell and Martini are among the directors. The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares.
         The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, Silby and Sorrell.
         During fiscal 1995, trustees of the Fund not affiliated with the Fund's Advisor were paid $3,439. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,250 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1200 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

<F2>Officers and trustees deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, by virtue of of their affiliation with the Fund's Advisor.

                        Trustee Compensation Table

Fiscal Year 1995       Aggregate         Pension or        Total Compensation
(unaudited             Compensation      Retirement        from Registrant and
numbers)               from Registrant   Benefits Accrued  Fund Complex paid to
                       for service as    as part of        Trustees<F3>
                       Trustee           Registrant
Name of Trustee                          Expenses<F2>
 ..........................................................................
Richard L. Baird, Jr.  $_______          $________          $_______
Frank H. Blatz, Jr.    $_______          $________          $_______
Frederick T. Borts     $_______          $________          $_______
Charles E. Diehl       $_______          $________          $_______
Douglas E. Feldman     $_______          $________          $_______
Peter W. Gavian        $_______          $________          $_______
John G. Guffey, Jr.    $_______          $________          $_______
Arthur J. Pugh         $_______          $________          $_______
D. Wayne Silby         $_______          $________          $_______

<F2> Messrs. Blatz, Diehl, Gavian, and Pugh have chosen to defer a portion of their compensation. As of September 30, 1995, total deferred compensation, including dividends and capital appreciation, was $389,972, $320,855, $85,937, and $145,282, for each trustee, respectively.
<F3> As of December 31, 1995. The Fund Complex consists of eight (8)
 registered investment companies.

==========================================================================
                            INVESTMENT ADVISOR
==========================================================================

         The  Calvert   Fund's   Investment   Advisor  is  Calvert   Asset
Management  Company,  Inc., 4550  Montgomery  Avenue,  Bethesda,  Maryland
20814,  a subsidiary  of Calvert  Group,  Ltd.,  which is a subsidiary  of
Acacia  Mutual  Life  Insurance  Company  of  Washington,   D.C.  ("Acacia
Mutual").
         The Advisory Contract between The Calvert Fund and the Advisor will remain in effect until January 3, 1997, and from year to year thereafter, provided continuance is approved at least annually by vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor provides investment advice to The Calvert Fund and oversees the day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of 0.70% of the average daily net assets of Calvert Income Fund.
         The Advisor provides the Fund with investment advice and research, office space, administrative services, furnishes executive and other personnel to the Fund, pays the salaries and fees of all trustees who are affiliated persons of the Advisor, and pays all Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other operating expenses, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. However, the Advisor has agreed to reimburse the Fund for all expenses (excluding brokerage, taxes, interest, Distribution Plan expenses, and extraordinary items) exceeding, on a pro rata basis, the most restrictive state expense limitation in effect, currently 2.5% of the first $30 million of the Fund's average daily net assets, 2.0% of the next $70 million of such assets, and 1.5% of such assets in excess of $100 million.
         For the fiscal years ended September 30, 1993, 1994, and 1995, Calvert Income Fund paid advisory fees for of $330,336, $351,249, and $307,737, respectively.

==========================================================================
                          METHOD OF DISTRIBUTION
==========================================================================

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreements, CDI is entitled to receive a distribution fee from Calvert Income Fund of 0.25% of the Fund's Class A average daily net assets, and 1.00% of the Fund's Class C average daily net assets. For the fiscal years ended September 30, 1993, 1994, and 1995, the Fund paid Class A Distribution Plan expenses of $0, $10,102, and $64,981, respectively. Of the Class A distribution expenses paid in fiscal 1995, $62,438 compensated dealers for their share distribution promotional services, and the remainder was used for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders). For the fiscal periods ending September 30, 1994, and 1995 Class C Distribution Plan expenses were $807 and $5,779, respectively. Fiscal year 1995 Class C Distribution
Plan expenses were used entirely to compensate dealers distributing shares, and to compensate the underwriter.
         For Class A shares, CDI also receives the portion of the sales charge in excess of the dealer reallowance. For fiscal years 1993, 1994, and 1995, CDI received net sales charges of $22,726, $14,697, and $7,656, respectively.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, The Fund has adopted a Distribution Plan which permits it to pay certain fees associated with the distribution of its shares. Such fees for Class A shares may not exceed, on an annual basis, 0.25% of the average daily net assets of Calvert Income Fund. Expenses under the Fund's Class C Plan may not exceed, on an annual basis, 1.00% of the Fund's Class C average daily net assets.
         The Calvert Fund's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans.
The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution fee. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above.
         The Plans will continue in effect until January 3, 1997, if not sooner terminated in accordance with its terms. Thereafter, the Plans will continue in effect for successive one-year periods provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plans, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.

==========================================================================
                 TRANSFER AND SHAREHOLDER SERVICING AGENT
==========================================================================

         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts. For these services, Calvert Shareholder Services, Inc., receives a fee based on the number of shareholder accounts and the number of shareholder transactions.
         For its fiscal years ended September 30, 1993, 1994, and 1995, Calvert Income Fund paid Calvert Shareholder Services, Inc. fees of $59,504, $64,339, and $59,078, respectively.

==========================================================================
                          PORTFOLIO TRANSACTIONS
==========================================================================

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and choice of brokers and dealers are made by the Advisor under the direction and supervision of the Board of Trustees.
         The Fund's policy is to limit portfolio turnover to transactions necessary to carry out its investment policies and to obtain cash redemption of its shares. Depending upon market conditions, the Fund's turnover expressed as a percentage may in some years exceed 100%, but is not expected to exceed 200%. For the years ended September 30, 1993, 1994, and 1995, the portfolio turnover rates of Calvert Income Fund were 25%, 34%, and 135%, respectively.
         In all transactions, the Fund seeks to obtain the best price and most favorable execution and selects broker-dealers on the basis of their professional capability and the value and quality of their services. Broker-dealers may be selected who provide the Fund with statistical, research, or other information and services. Such broker-dealers may receive compensation for executing portfolio transactions that is in excess of the compensation another broker-dealer would have received for executing such transactions if the Advisor determines in good faith that such compensation is reasonable in relation to the value of the information or services provided. Although any statistical, research or other information or services provided by broker-dealers may be useful to the Advisor, its dollar value is generally indeterminable and its availability or receipt does not materially reduce the Advisor's normal research activities or expenses.
         During the fiscal years ended September 30, 1993, 1994, and 1995, no brokerage commissions were paid by Calvert Income Fund to broker-dealers that provided the Fund's Advisor or Sub-Advisor with research or other services. No commissions were paid to any officers or trustees of The Calvert Fund or any of their affiliates during the last three fiscal years.

==========================================================================
                  INDEPENDENT ACCOUNTANTS AND CUSTODIANS
==========================================================================

         Coopers & Lybrand, L.L.P., has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1996. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, currently serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

==========================================================================
                           GENERAL INFORMATION
==========================================================================

         The Calvert Fund (the "Trust") was organized as a Massachusetts business trust on March 15, 1982. The Calvert Fund's series include Calvert Income Fund, Calvert U.S. Government Fund, and Calvert Strategic Growth Fund. The Calvert Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the
Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.
         Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Fund offers two separate classes of shares: Class A and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund will send shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectus and this Statement of Additional Information do not contain all the information in the Trust's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

==========================================================================
                           FINANCIAL STATEMENTS
==========================================================================

         The Fund's audited financial statements included in its Annual Report to Shareholders dated September 30, 1995, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling The Calvert Fund.

==========================================================================
                                 APPENDIX
==========================================================================

                             LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:     (Fund or Portfolio name*)
during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount
(excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000  __ $100,000  __ $250,000  __ $500,000  __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.

Dealer                                       Name of Investor(s)


By
     Authorized Signer                       Address



Date                                         Signature of Investor(s)



Date                                         Signature  of Investor(s)


*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

                                                                  Part C


                        PART C. OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

         (a)      Financial statements

                  Not Applicable

                  Financial statements incorporated by reference to:

                  All financial statements for The Calvert Fund Income and U.S. Government Fund series are incorporated by reference to Registrant's Annual Report to Shareholders dated September 30, 1995, and filed December 12, 1995.

                  Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

(b)      Exhibits:

                  1.       Declaration of Trust (incorporated by
                           reference to Registrant's Initial Registration Statement, March 15, 1982).

                  2.       By-Laws (incorporated by reference to
                           Registrant's Pre-Effective Amendment No. 2,
                           September 3, 1982).

                  4. Specimen Stock Certificate for all series of The Calvert Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28,
                           July     19, 1995).

                  5. Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 3, November 1, 1984).

                  6.       Underwriting and Dealer Agreement,
                           incorporated by reference to Registrant's
                           Post-Effective Amendment No. 27, January 31,
                           1995.

                  7. Trustees' Deferred Compensation Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 28,
                           1992).

                  8. Custodial Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 21, January 29, 1993).

                  9. Transfer Agency Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 3, November 1, 1984).

                  10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

                  11.      Consent of Independent Accountants to
                           Use of Report.

                  14. Retirement Plans (incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 28, 1992).

                  15. Rule 12b-1 Distribution Plan with respect to Registrant's Class B and C shares, incorporated by reference to Registrant's Post-Effective Amendment No. 27, January 31, 1995. With respect to Class A shares, incorporated by reference to Registrant's Post-Effective Amendment No. 28, July 19, 1995, for all series of The Calvert Fund.

                  16. Schedule for computation of performance quotation (incorporated by reference to Registrant's Post-Effective Amendment No. 14, January 25, 1989).

                  17. Multiple-class Plan under the Investment Company Act of 1940 Rule 18f-3, filed herewith.

                  Exhibits 3, 12 and 13 are omitted because they are inapplicable.


Item 25. Persons Controlled By or Under Common Control With Registrant

         Registrant is controlled by its Board of Trustees, which is a common Board with four other registered investment companies, Calvert Tax-Free Reserves, First Variable Rate Fund for Government Income, Calvert Cash Reserves (doing business as Money Management Plus), and Calvert Municipal Fund, Inc. In addition, some members of Registrant's Board of Trustees also serve on the Board of Calvert Social Investment Fund, Acacia Capital Corporation, Calvert New World Fund, Inc., and Calvert World Values Fund, Inc.

Item 26. Number of Holders of Securities

         As November 30, 1995, there were 2,719 holders of record of Registrant's Class A shares of beneficial interest for Calvert Income Fund.

         As of November 30, 1995, there were 12,300 holders of record of Registrant's Class A shares of beneficial interest for Calvert Strategic Growth Fund.

         As of November 30, 1995 there were 796 holders of record of Registrant's Class A shares of beneficial interest for U.S. Government Fund.

         As of November 30, 1995, there were 70 holders of record of Registrant's Class C shares of beneficial interest for Calvert Income Fund.

         As of November 30, 1995, there were 1,982 holders of record of Registrant's Class C shares of beneficial interest for Calvert Strategic Growth Fund.

         As of June 27, 1995, there were 35 holders of record of Registrant's Class C shares of beneficial interest for U.S. Government Fund.

Item 27. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address       Capacity

Clifton S.                          Calvert Asset Management   Officer
  Sorrell, Jr.                        Company, Inc.              and
                                    Investment Advisor         Director
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ----------------
                                    Calvert Group, Ltd.        Officer
                                    Holding Company              and
                                    4550 Montgomery Avenue     Director
                                    Bethesda, MD  20814
                                    ----------------
                                    Calvert Shareholder        Officer
                                      Services, Inc.             and
                                    Transfer Agent             Director
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ----------------
                                    Calvert Administrative     Officer
                                      Services Company           and
                                    Service Company            Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Distributors, Inc. Director
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    First Variable Rate Fund for
                                      Government Income
                                    Calvert Tax-Free
                                      Reserves                  Officer
                                    Calvert Social Investment
                                      Fund                        and
                                    Money Management Plus       Trustee
                                    The Calvert Fund

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------


Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Clifton S. Sorrell, Jr              Acacia Capital Corporation      Officer
                                    Calvert Municipal Fund, Inc.      and
                                    Calvert World Values Fund, Inc. Director

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert New World Fund, Inc.    Director
                                    Investment Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Sloan Advisers, L.L.C.  Director
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------



Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Ronald M.                           First Variable Rate Fund for
  Wolfsheimer                         Government Income
                                    Calvert Tax-Free Reserves        Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    --------------
                                    Calvert Asset Management        Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Group, Ltd.             Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Shareholder             Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Administrative          Officer
                                      Services Company                and
                                    Service Company                 Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Distributors, Inc.      Officer
                                    Broker-Dealer                     and
                                    4550 Montgomery Avenue          Director
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Sloan Advisers, L.L.C.  Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------



Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


David R. Rochat                     First Variable Rate Fund for
                                      Government Income
                                    Calvert Tax-Free Reserves      Officer
                                    Money Management Plus            and
                                    The Calvert Fund               Trustee

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Municipal Fund, Inc.   Officer
                                    Investment Company               and
                                    4550 Montgomery Avenue         Director
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Asset Management       Officer
                                      Company, Inc.                  and
                                    Investment Advisor             Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Chelsea Securities, Inc.       Officer
                                    Securities Firm                  and
                                    Post Office Box 93             Director
                                    Chelsea, Vermont  05038
                                    ---------------
                                    Grady, Berwald & Co.           Officer
                                    Holding Company                  and
                                    43A South Finley Avenue        Director
                                    Basking Ridge, NJ  07920
                                    ---------------

Reno J. Martini                     Calvert Asset Management       Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Group, Ltd.            Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Sloan Advisers,
                                      L.L.C..                     Director
                                    Holding Company                 and
                                    4550 Montgomery Avenue        Officer
                                    Bethesda, Maryland 20814
                                    ---------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Reno J. Martini                     First Variable Rate Fund for
    (continued)                       Government Income
                                    Calvert Tax-Free Reserves       Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert New World Fund, Inc.    Director
                                    Investment Company                and
                                    4550 Montgomery Avenue          Officer
                                    Bethesda, Maryland 20814
                                    ---------------

Charles T. Nason                    Acacia Mutual Life Insurance    Officer
                                    Acacia National Life Insurance    and
                                                                    Director
                                    Insurance Companies
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ------------------
                                    Acacia Financial Corporation    Officer
                                    Holding Company                   and
                                    51 Louisiana Avenue, NW         Director
                                    Washington, D.C.  20001
                                    ------------------
                                    Acacia Federal Savings Bank     Director
                                    Savings Bank
                                    7600-B Leesburg Pike
                                    Falls Church, Virginia 22043
                                    ------------------
                                    Enterprise Resources, Inc.Director
                                    Business Support Services
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ------------------
                                    Acacia Insurance Management     Officer
                                      Services Corporation            and
                                    Service Corporation             Director
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ------------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity

Charles T. Nason                    Calvert Group, Ltd.             Director
  (continued)                       Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------
                                    Calvert Administrative          Director
                                      Services Co.
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------
                                    Calvert Asset Management
                                      Co., Inc.                     Director
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------
                                    Calvert Shareholder
                                      Services, Inc.                Director
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------
                                    The Advisors Group, Inc.       Director
                                    Broker-Dealer and
                                      Investment Advisor
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ------------------
                                    Calvert Social Investment Fund Trustee
                                    Investment Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    -----------------
                                    Gardner, Montgomery &
                                      Company                      Director
                                    Tax Preparation
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ------------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Robert-John H.                      Acacia National Life Insurance Officer
Sands                               Insurance Company                and
                                    51 Louisiana Avenue, NW        Director
                                    Washington, D.C.  20001
                                    -------------------
                                    Acacia Mutual Life Insurance   Officer
                                    Insurance Company
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    -------------------
                                    Acacia Financial Corporation   Officer
                                    Holding Company                  and
                                    51 Louisiana Avenue, NW        Director
                                    Washington, D.C.  20001
                                    -------------------
                                    Acacia Federal Savings Bank    Officer
                                    Savings Bank
                                    7600-B Leesburg Pike
                                    Falls Church, Virginia 22043
                                    -------------------
                                    Enterprise Resources, Inc.Director
                                    Business Support Services
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ------------------
                                    Acacia Realty Corporation      Officer
                                    Real Estate Investments
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ------------------
                                    Acacia Insurance Management    Officer
                                      Services Corporation           and
                                    Service Corporation            Director
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ------------------
                                    Calvert Group, Ltd.            Director
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------
                                    Calvert Administrative         Director
                                      Services, Co.
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity

Robert-John H.                      Calvert Asset Management
  Sands                               Co., Inc.               Director
  (continued)                       Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ------------------
                                    Calvert Shareholder
                                      Services, Inc.          Director
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    The Advisors Group, Inc.  Director
                                    Broker-Dealer and
                                      Investment Advisor
                                    51 Louisiana Avenue, N.W.
                                    Washington, D.C. 20001
                                    ------------------
                                    Gardner, Montgomery &
                                      Company                 Director
                                    Tax Preparation             and
                                    51 Louisiana Avenue, NW   Officer
                                    Washington, D.C.  20001
                                    ------------------


William M. Tartikoff                Acacia National Life Insurance
Officer
                                    Insurance Company
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    -------------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address           Capacity



William M. Tartikoff                First Variable Rate
                                      Fund for Government Income
                                    Calvert Tax-Free Reserves       Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Group, Ltd.             Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Administrative          Officer
                                      Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Asset Management       Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Shareholder            Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Distributors, Inc.     Director
                                    Broker-Dealer                    and
                                    4550 Montgomery Avenue         Officer
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Sloan Advisers, L.L.C. Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    -------------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address            Capacity


Susan Walker                        Calvert Group, Ltd.             Officer
  Bender                            Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Administrative          Officer
                                      Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Asset Management        Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Shareholder             Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Distributors, Inc.      Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    First Variable Rate Fund
                                      for Government Income
                                    Calvert Tax-Free Reserves       Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Sloan Advisers, L.L.C.  Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    -------------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address            Capacity


Beth-ann Roth                       Calvert Group, Ltd.             Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Administrative          Officer
                                      Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Asset Management       Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Shareholder            Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    Calvert Distributors, Inc.     Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    -------------------
                                    First Variable Rate Fund for
                                      Government Income
                                    Calvert Tax-Free Reserves      Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Sloan Advisers, L.L.C. Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    -------------------



Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address           Capacity


Daniel K. Hayes                     Calvert Asset Management       Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    First Variable Rate Fund
                                      for Government Income
                                    Calvert Tax-Free Reserves      Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------


Steve Van Order                     Calvert Asset Management       Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------



Item 29.  Principal Underwriters

         (a) Registrant's principal underwriter also underwrites the securities of each of Registrant's series, as well as the securities of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves (d/b/a Money Management Plus), Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Acacia Capital Corporation.

         (b) Positions of Underwriter's Officer and Directors

Name and Principal           Position(s) with           Position(s) with
Business Address             Underwriter                Registrant


Clifton S. Sorrell, Jr.             Director                President
                                                            and Trustee

William M. Tartikoff        Director, Senior Vice          Vice President
                              President, and Secretary     and Secretary

Ronald M. Wolfsheimer       Director, Senior Vice
                              President and Controller     Treasurer

Steven J. Schueth           President                      None

Karen Becker                Vice President, Operations     None

Geoff Ashton                Regional Vice President        None

Debra Vick                  Regional Vice President        None

Lee Mahfouz                 Regional Vice President        None

John Poleondakis            Regional Vice President        None

Susan Walker Bender         Assistant Secretary            Assistant Secretary

Beth-ann Roth               Assistant Secretary            Assistant Secretary

Katherine Stoner            Assistant Secretary            None

Lisa Crossley               Compliance Officer             None

The principal business address of the above individuals is 4550
Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.


         (c) Inapplicable.


Item 30.  Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 31.  Management Services

         Not Applicable


Item 32.  Undertakings

         a)       Not Applicable

         b)       Not Applicable

         c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.


                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 18th day of January, 1996.

                                              THE CALVERT FUND




                                              By:__________________________
                                                 Clifton S. Sorrell, Jr.
                                                 President and  Trustee



                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                           Title                         Date

________________________            Trustee and Principal         01/30/96
Clifton S. Sorrell, Jr.             Executive Officer


________________________            Principal Accounting          01/30/96
Ronald M. Wolfsheimer               Officer


__________**____________            Trustee                       01/30/96
Richard L. Baird, Jr.


__________**____________            Trustee                       01/30/96
Frank H. Blatz, Jr., Esq.


__________**____________            Trustee                       01/30/96
Frederick T. Borts, M.D.


__________**____________            Trustee                       01/30/96
Charles E. Diehl


__________**____________            Trustee                       01/30/96
Douglas E. Feldman


__________**____________            Trustee                       01/30/96
Peter W. Gavian


__________**____________            Trustee                       01/30/96
John G. Guffey, Jr.


__________**____________            Trustee                       01/30/96
Arthur J. Pugh


__________**____________            Trustee                       01/30/96
David R. Rochat


__________**____________            Trustee                       01/30/96
D. Wayne Silby


**  Signed by Susan Walker Bender   pursuant to power of attorney,
attached hereto.

                            POWER OF ATTORNEY


                         I, the undersigned Trustee/Director of First
Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                     Signature




                                         Richard L.  Baird, Jr.
Witness                                  Name of
Trustee/Director

                            POWER OF ATTORNEY


         I, the undersigned Trustee/Director of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                                          Signature




                                            Frank H.  Blatz, Jr.
Witness                                     Name of Trustee/Director

                            POWER OF ATTORNEY


         I, the undersigned Trustee/Director of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                            Signature




                                                Frederick  T. Borts
Witness                                         Name of Trustee/Director

                            POWER OF ATTORNEY


         I, the undersigned Trustee/Director of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                           Signature




                                              Charles E. Diehl
Witness                                       Name of Trustee/Director

                            POWER OF ATTORNEY


         I, the undersigned Trustee/Director of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                        Signature




                                            Douglas E. Feldman
Witness                                     Name of Trustee/Director

                            POWER OF ATTORNEY


         I, the undersigned Trustee/Director of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                          Signature




                                              Peter W. Gavian
Witness                                       Name of Trustee/Director

                            POWER OF ATTORNEY


         I, the undersigned Trustee/Director of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                         Signature




                                              John G. Guffey, Jr.
Witness                                       Name of Trustee/Director

                            POWER OF ATTORNEY


         I, the undersigned Trustee/Director of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                         Signature




                                              Arthur J. Pugh
Witness                                       Name of Trustee/Director

                            POWER OF ATTORNEY


         I, the undersigned Trustee/Director of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                         Signature




                                             David R. Rochat
Witness                                      Name of Trustee/Director

                            POWER OF ATTORNEY


         I, the undersigned Trustee/Director of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                           Signature




                                             D. Wayne Silby
Witness                                      Name of Trustee/Director

                            POWER OF ATTORNEY


         I, the undersigned Trustee/Director of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                         Signature




                                             Clifton S.  Sorrell, Jr.
Witness                                      Name of Trustee/Director

                            POWER OF ATTORNEY


         I, the undersigned Officer of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. (collectively, the "Funds"), hereby constitute William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



March 1, 1995
Date                                       Signature




                                          Ronald M. Wolfsheimer
Witness                                   Name of Officer

                                                January 30, 1996


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Exhibit 10, Form N-1A
                  The Calvert Fund
                  File numbers 2-76510 and 811-3416

Ladies and Gentlemen:

         As Associate General Counsel to The Calvert Fund (the "Trust"), it is my opinion, based upon an examination of the Trust's Declaration of Trust and By-Laws and such other original or photostatic copies of Trust records, certificates of public officials, documents, papers, statutes, and authorities as I deemed necessary to form the basis of this opinion, that the securities being registered by this Post-Effective Amendment No. 29 of the Trust will, when sold, be legally issued, fully paid and non-assessable.

         Consent is hereby given to file this opinion of counsel with the Securities and Exchange Commission as an Exhibit to the Trust's Post-Effective Amendment No. 29 to its Registration Statement.


                                                     Sincerely,



                                                     Susan Walker Bender
                                                     Associate General Counsel